Fees Summary	Dec. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 976,000
Previously Paid Amount	0.00
Total Fee Amount	149.43
Total Offset Amount	0.00
Net Fee	149.43
Narrative - Max Aggregate Offering Price	$ 976,000
Final Prospectus	true